FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fresnillo obligation
Financial Instruments
Discount rate	7.50%	5.00%
Credit facility
Financial Instruments
Discount rate	7.50%
Carrying value
Financial Instruments
Financial assets	$ 100,027	$ 24,495
Financial liabilities	165,786	174,379
Carrying value | Amortized cost, liabilities | Trade payables
Financial Instruments
Financial liabilities	8,851	5,966
Carrying value | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities	7,967	5,659
Carrying value | Amortized cost, liabilities | Fresnillo obligation
Financial Instruments
Financial liabilities	22,800	37,800
Carrying value | Amortized cost, liabilities | Lease obligation
Financial Instruments
Financial liabilities	3,173	1,401
Carrying value | Amortized cost, liabilities | Credit facility
Financial Instruments
Financial liabilities	122,995
Carrying value | Amortized cost, liabilities | Camino Rojo project loan
Financial Instruments
Financial liabilities		113,260
Carrying value | Amortized cost, liabilities | Newmont loan
Financial Instruments
Financial liabilities		10,293
Carrying value | FVTPL, financial asset | Cash and cash equivalents.
Financial Instruments
Financial assets	96,278	20,516
Carrying value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	317	299
Carrying value | Amortized costs, financial asset | Restricted funds
Financial Instruments
Financial assets	3,432	3,680
Fair value
Financial Instruments
Financial assets	100,027	24,495
Financial liabilities	166,737	199,105
Fair value | Amortized cost, liabilities | Trade payables
Financial Instruments
Financial liabilities	8,851	5,966
Fair value | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities	7,967	5,659
Fair value | Amortized cost, liabilities | Fresnillo obligation
Financial Instruments
Financial liabilities	22,296	37,800
Fair value | Amortized cost, liabilities | Lease obligation
Financial Instruments
Financial liabilities	3,173	1,401
Fair value | Amortized cost, liabilities | Credit facility
Financial Instruments
Financial liabilities	124,450
Fair value | Amortized cost, liabilities | Camino Rojo project loan
Financial Instruments
Financial liabilities		137,746
Fair value | Amortized cost, liabilities | Newmont loan
Financial Instruments
Financial liabilities		10,533
Fair value | FVTPL, financial asset | Cash and cash equivalents.
Financial Instruments
Financial assets	96,278	20,516
Fair value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	317	299
Fair value | Amortized costs, financial asset | Restricted funds
Financial Instruments
Financial assets	3,432	3,680
Approximate fair value due to short term nature of the instrument
Financial Instruments
Financial assets	296	283
Financial liabilities	16,466	11,625
Approximate fair value due to short term nature of the instrument | Amortized cost, liabilities | Trade payables
Financial Instruments
Financial liabilities	8,851	5,966
Approximate fair value due to short term nature of the instrument | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities	7,615	5,659
Approximate fair value due to short term nature of the instrument | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	296	283
Level 1 of fair value hierarchy [member] | Fair value
Financial Instruments
Financial assets	99,731	20,532
Financial liabilities	352
Level 1 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Accrued liabilities
Financial Instruments
Financial liabilities	352
Level 1 of fair value hierarchy [member] | Fair value | FVTPL, financial asset | Cash and cash equivalents.
Financial Instruments
Financial assets	96,278	20,516
Level 1 of fair value hierarchy [member] | Fair value | Amortized costs, financial asset | Accounts receivable
Financial Instruments
Financial assets	21	16
Level 1 of fair value hierarchy [member] | Fair value | Amortized costs, financial asset | Restricted funds
Financial Instruments
Financial assets	3,432
Level 2 of fair value hierarchy [member] | Fair value
Financial Instruments
Financial assets		3,680
Financial liabilities	3,173	187,480
Level 2 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Fresnillo obligation
Financial Instruments
Financial liabilities		37,800
Level 2 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Lease obligation
Financial Instruments
Financial liabilities	3,173	1,401
Level 2 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Camino Rojo project loan
Financial Instruments
Financial liabilities		137,746
Level 2 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Newmont loan
Financial Instruments
Financial liabilities		10,533
Level 2 of fair value hierarchy [member] | Fair value | Amortized costs, financial asset | Restricted funds
Financial Instruments
Financial assets		$ 3,680
Level 3 of fair value hierarchy [member] | Fair value
Financial Instruments
Financial liabilities	146,746
Level 3 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Fresnillo obligation
Financial Instruments
Financial liabilities	22,296
Level 3 of fair value hierarchy [member] | Fair value | Amortized cost, liabilities | Credit facility
Financial Instruments
Financial liabilities	$ 124,450